SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP FOUR TIMES SQUARE NEW YORK 10036-6522 ________ TEL: (212) 735-3000 FAX: (212) 735-2000 www.skadden.com

FIRM/AFFILIATE
OFFICES
-----------
BOSTON
CHICAGO
HOUSTON
LOS ANGELES
PALO ALTO
SAN FRANCISCO
WASHINGTON, D.C.
WILMINGTON
-----------
BEIJING
BRUSSELS
FRANKFURT
HONG KONG
LONDON
MOSCOW
MUNICH
PARIS
SINGAPORE
SYDNEY
TOKYO

DIRECT DIAL 212-735-3406

June 16, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk

Re: BlackRock Closed-End Funds

Ladies and Gentlemen:

     We hereby submit for filing by direct electronic transmission by the BlackRock Closed-End Funds listed on Exhibit A hereto (the “Funds”) pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, each Fund's definitive proxy statement and form of proxy on Schedule 14A. The definitive proxy statement and form of proxy will first be sent to shareholders on or about June 23, 2006.

     This letter also serves as each Fund’s responses to the comments of Laura Hatch of the staff of the Division of Investment Management of the Securities and Exchange Commission (the “SEC”) on the Funds’ preliminary proxy statement filed with the SEC on May 26, 2006. We note that we have discussed each Fund’s responses with Ms. Hatch in a telephone conversation on June 8, 2006. For ease of reference, we have repeated each comment, followed by the Funds’ response. All defined terms used herein have the same meaning as in the proxy statement.

Comment 1: In the section “Vote Required and Manner of Voting Proxies”, disclose an example of a service organization that is not a member of the New York Stock Exchange.

Response: Disclosure has been added to note that an entity acting as a trustee may be such a service organization.

Securities and Exchange
June 16, 2006

Comment 2: In the section “Vote Required and Manner of Voting Proxies”, disclose whether the persons named as proxies will vote in favor of any adjournment with respect to shares that have voted against the relevant proposals.

Response: The proxy statement currently states that the persons named as proxies will vote those proxies that they are entitled to vote for any proposal to adjourn if they believe the adjournment is reasonable and in the best interests of shareholders. The disclosure will be revised to state that, if a quorum is not present, the persons named as proxies will vote those proxies that they are entitled to vote for adjournment if they believe the adjournment and additional proxy solicitation are reasonable and in the best interests of shareholders. If a quorum is present but sufficient votes to approve a proposal are not received, the persons named as proxies will vote those proxies for adjournment if they believe the adjournment and additional proxy solicitation are reasonable and in the best interests of shareholders, provided that they will vote against adjournment for any shares that had voted against the proposal.

Comment 3: In the section “Description of the Transaction” of Proposal 1, explain why BlackRock’s board’s independence will be assured as a result of each of Merrill Lynch and PNC agreeing to vote all of its shares on all matters in accordance with the recommendation of such board.

Response: The language to which you referred has been deleted.

Comment 4: In the section “Section 15(f) of the 1940 Act” of Proposal 1, disclose whether BlackRock and Merrill Lynch will conduct, and use reasonable best efforts to cause their respective affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act in relation to any BlackRock funds registered under the 1940 Act.

Response: The disclosure has been revised to reflect the fact that BlackRock and Merrill Lynch will conduct, and use reasonable best efforts to cause their respective affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act in relation to any BlackRock funds registered under the 1940 Act to the extent it is determined that the Transaction is an assignment under the 1940 Act.

Comment 5: In the section “Board Considerations – Matters Considered by the Boards – the Current Agreements – Profitability” of Proposal 1, disclose what the information relating to profitability revealed and the Boards' conclusions with respect to profitability.

Securities and Exchange
June 16, 2006

Response: The requested disclosure has been added.

**********

     We believe that these responses adequately address your comments. Any further questions or communications concerning this filing should be directed to Michael Hoffman of this firm at 212-735-3406.

Very truly yours,

/s/ Michael K. Hoffman

Michael K. Hoffman

Enclosure

cc:	Brian Kindelan (BlackRock Advisors, Inc.)
Vincent Tritto (BlackRock Advisors, Inc.)
Laura Hatch (Securities and Exchange Commission)